Income Taxes - Significant Net Deferred Tax Liability Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$ 35,089	$ 34,490
Allowances for doubtful accounts and billing adjustments	852	1,512
Deferred revenue	17,813	27,461
Share-based compensation	15,170	25,497
Foreign currency translation		4,019
Other, net	14,915	38,341
Total deferred income tax assets	83,839	131,320
Less valuation allowance for deferred income tax assets	(29,531)	(21,301)
Net deferred income tax assets	54,308	110,019
Deferred income tax liabilities:
Excess tax over financial statement depreciation	(43,056)	(63,432)
Computer software development costs	(48,244)	(80,837)
Purchased intangibles	(42,467)	(344,547)
Foreign currency translation	(942)
Partnership interests	(143,908)	(18,776)
Other, net	(7,917)	(14,924)
Total deferred income tax liabilities	(286,534)	(522,516)
Net deferred income tax liabilities	(232,226)	(412,497)
Total net deferred tax assets (liabilities):
Noncurrent deferred tax asset	6,091	7,055
Noncurrent deferred tax liability	(238,317)	(419,552)
Net deferred income tax liabilities	(232,226)	(412,497)
Recognized deferred tax assets
Carryforwards of net operating losses	6,600	8,500
Carryforwards of capital losses	300	400
Federal and state income tax credit carryforwards	28,200	$ 25,600
Tax Cut and Jobs Acts of 2017
Decrease to net deferred income tax liabilities	144,500
Valuation allowance
Increase in the valuation allowance for deferred income tax assets	$ 8,200